Research and License Agreements	12 Months Ended
Dec. 31, 2010
Research and License Agreements [Abstract]
Research and License Agreements

4. Research and License Agreements

We have entered into various agreements with research institutions, universities, clinical research organizations and other entities for the performance of research and development activities and for the acquisition of licenses related to those activities. Expenses under these agreements totaled approximately $61,000, $86,000, and $239,000 in the years ended December 31, 2010, 2009, and 2008, respectively.

At December 31, 2010, the annual aggregate commitments we have under these agreements, including minimum license payments, are as follows (in thousands):

2011	$36
2012	34
2013	34
2014	34
2015	33
Thereafter	65

$236

After 2015, we must make annual payments aggregating approximately $34,000 per year to maintain certain licenses. Certain licenses provide for the payment of royalties by us on future product sales, if any. In addition, in order to maintain these licenses and other rights during product development, we must comply with various conditions including the payment of patent related costs and obtaining additional equity investments.